Share-based payments reserve (Details 4)	9 Months Ended
May 31, 2026 shares
Notes and other explanatory information [abstract]
Restricted Share Units	5,407,926
Restricted Share Units Granted	2,082,148
Restricted Share Units Forfeited	(419,292)
Restricted Share Units Exercised	(2,734,232)
Restricted Share Units	4,336,550